Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
(8)	Trade and other receivables

Trade and other receivables as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Trade	$258,186	$190,501
Employee advances	4,848	6,213
Other (1)	73,056	46,596

	$336,090	$243,310
Less Allowance for expected credit losses	(12,430)	(13,180)

Total	$323,660	$230,130

Net current	$288,157	$226,015
Net non–current	35,503	4,115

Total	$323,660	$230,130

(1)	Corresponds mainly to amounts charged to Rolls Royce to contractual rights acquired in connection with failures in Trent 1000 engines.

Changes during the year in the allowance as follows:

	December 31, 2018	December 31, 2017
Balance at beginning of year	$13,180	$13,256
Adjustment implementation IFRS 9 (See note 4)	(216)	—
Bad debt expense	4,526	4,363
Write–off against the allowance	(5,060)	(4,439)

Total	$12,430	$13,180

The aging of accounts receivables at the end of the reporting period as follows:

	December 31, 2018	December 31, 2017
Neither past due nor impaired	169,589	127,046
Past due 1–30 days	33,721	23,537
Past due 31–90 days	17,506	17,151
Past due 91 days	37,370	22,767

Total trade	$258,186	$190,501
Allowance for expected credit losses	(12,430)	(13,180)

Net accounts receivable	$245,756	$177,321